[COLONIAL LOGO]
COUNSELOR SELECT PORTFOLIOS(SM)    ANNUAL REPORT

NOVEMBER 30, 1999

CAREFULLY
ASSEMBLED
PORTFOLIOS
TO SUIT YOUR
INVESTMENT NEEDS

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

The 12-month period ended November 30, 1999 will go down in the books as another strong year for the U.S. economy and a time of rebuilding for global economies. In the U.S., consumer confidence, personal income and employment remained high while inflation edged up from 2.1% to 2.6%. Although that's still below inflation's long-term historical average, the Federal Reserve stepped in to raise interest rates three times between June and November and put the nation on notice that it would continue to take steps to balance economic growth and inflation in the months ahead.

The U.S. stock market enjoyed another year of impressive gains. However, the major indexes masked the market's volatility as well as its selectivity. Although value stocks enjoyed a rebound in the spring, a narrow band of large, growth companies led the market for most of the year. Small- and mid-sized growth companies rallied at the end of the period.

Rising interest rates throughout the year hampered bonds. Generally speaking, mortgage bonds outperformed U.S. Treasury and corporate bonds. After a volatile year, high-yield bonds staged a rebound in the last months of the period.

As economies strengthened around the world, international stock markets also delivered attractive returns. Japanese stocks soared as the government took steps to invigorate Japan's sagging economy. In Europe, German and U.K. stock markets produced double-digit returns.

The following report will provide you with more specific information about your Portfolios' performance and the strategies your managers, William Parmentier and Chris Carabell, used during the period. Thank you for choosing Colonial Counselor Select Portfolios. As always, we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
January 11, 2000

Please note, equity investments are affected by stock market fluctuations that occur in response to economic and business developments; stocks of smaller companies pose special risks, including possible illiquidity and greater price volatility; global investing poses special risks, including those related to economic and political developments, as well as currency fluctuations; bond investments are affected by interest rate changes and the creditworthiness of the issues held by the funds; high-yield investing poses additional credit risk related to lower-rated bonds.

Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

---------------------------
NOT FDIC  MAY LOSE VALUE
INSURED   -----------------
          NO BANK GUARANTEE
---------------------------

HIGHLIGHTS

-    GROWTH INVESTMENTS REGAINED MARKET LEADERSHIP.

     After a brief rebound in value stocks at mid-year, growth companies bounced back to dominate the second half of the period. Technology and Internet stocks did exceptionally well.

-    RISING INTEREST RATES HURT THE BOND MARKET.

     Long-term interest rates pushed above 6.0%, reflecting investor fears that the economy was growing too fast to keep inflation in check.

-    INTERNATIONAL STOCKS BENEFITED FROM IMPROVING ECONOMIC CONDITIONS.

     Southeast Asia, Japan and certain Latin American markets -- Mexico, for example -- grew faster than expected. The good news was reflected in positive returns for many foreign stock markets.

-    VOLATILITY CONTINUED IN ALL MARKET SECTORS.

     The value of diversification was affirmed as stocks and bonds, at home and abroad, were volatile throughout the year. According to the New York Stock Exchange, stocks fluctuated 1% or more on nearly half of the trading days in 1999.


                      BROAD-BASED MARKET INDEX PERFORMANCE
                              1/29/99 - 11/30/99(1)

                                        LEHMAN BROTHERS
                        S&P INDEX    AGGREGATE BOND INDEX    MSCI-EAFE INDEX
                        ---------    --------------------    ---------------
                         9.72%            (1.05)%              16.85%


(1) The Colonial Counselor Select Portfolios commenced investment operations on January 29, 1999.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of U.S. bonds. The MSCI-EAFE Index is a broad-based index that tracks the performance of stocks of companies in Europe, Australia and the Far East. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

COLONIAL COUNSELOR SELECT INCOME PORTFOLIO

COLONIAL COUNSELOR SELECT INCOME PORTFOLIO SEEKS CURRENT INCOME WITH THE POTENTIAL FOR CAPITAL APPRECIATION. IT IS THE MOST CONSERVATIVE COLONIAL COUNSELOR SELECT PORTFOLIO, INVESTING PRIMARILY IN BOND FUNDS THAT INVEST IN MORTGAGE, U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS. MANAGERS ARE FREE TO INVEST UP TO 20% OF THE PORTFOLIO'S ASSETS IN STOCK FUNDS THAT INVEST IN COMMON STOCKS OF LARGE COMPANIES AND UTILITIES, AS WELL AS REAL ESTATE INVESTMENT TRUSTS (REITS).

Class A shares of Colonial Counselor Select Income Portfolio returned negative 0.74% during the ten-month period ended November 30, 1999, without a sales charge. This compares favorably with the Lehman Brothers Aggregate Bond Index, which returned negative 1.05% over the same time period. Performance was helped by the Portfolio's allocation between fixed-income and equity investments.

On the equity side, we added an investment in value funds. That hurt performance in the second half of the period because value underperformed growth. However, to the extent that it expanded diversification, the move was consistent with the Portfolio's charter.

On the fixed-income side, we added an investment in Crabbe Huson Contrarian Income Fund, which invests primarily in investment-grade corporate bonds. The new position provides the potential for higher yield without substantially altering the quality of the portfolio.

Looking ahead, we expect volatility to continue as concerns about the economy and inflation continue to plague the fixed-income markets. However, we believe the Portfolio's diversification among various asset classes and investment styles should provide conservative investors with the potential for both current income and capital appreciation.


NET ASSET VALUE AS OF 11/30/99

Class A                                                                $   9.51
--------------------------------------------------------------------------------
Class B                                                                $   9.50
--------------------------------------------------------------------------------
Class C                                                                $   9.53
--------------------------------------------------------------------------------


DISTRIBUTIONS DECLARED PER SHARE FROM 1/29/99 - 11/30/99

Class A                                                                $  0.415
--------------------------------------------------------------------------------
Class B                                                                $  0.354
--------------------------------------------------------------------------------
Class C                                                                $  0.354
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS AS OF 11/30/99

FIXED-INCOME
--------------------------------------------------------------------------------
Colonial Intermediate U.S. Government Fund                                 29.9%
--------------------------------------------------------------------------------
Stein Roe Intermediate Bond Fund                                           24.9%
--------------------------------------------------------------------------------
Colonial Strategic Income Fund                                              9.9%
--------------------------------------------------------------------------------


EQUITY
--------------------------------------------------------------------------------
Crabbe Huson Contrarian Income Fund                                        14.8%
--------------------------------------------------------------------------------
Stein Roe Growth Stock Fund                                                5.2%
--------------------------------------------------------------------------------
Colonial Utilities Fund                                                     5.1%
--------------------------------------------------------------------------------
Colonial Value Fund                                                         4.9%
--------------------------------------------------------------------------------
Crabbe Huson Real Estate Investment Fund                                    4.8%
--------------------------------------------------------------------------------

Underlying funds are calculated as a percentage of the Portfolio's net assets. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

PERFORMANCE INFORMATION

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 1/29/99 - 11/30/99



                             Without Sales        With Sales          Lehman Brothers
                                Charge               Charge         Aggregate Bond Index
                             -------------        ----------        --------------------
1/31/99                         10000                 9525                 10000
2/28/99                          9775                 9311                  9825
3/31/99                          9899                 9429                  9879
4/30/99                         10034                 9557                  9911
5/31/99                          9915                 9444                  9823
6/30/99                          9969                 9495                  9792
7/31/99                          9890                 9420                  9750
8/31/99                          9820                 9353                  9745
9/30/99                          9822                 9355                  9858
10/31/99                         9885                 9415                  9895
11/30/99                         9926                 9455                  9895

The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of U.S. bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.



PERFORMANCE OF $10,000 INVESTMENT IN ALL SHARE CLASSES 1/29/99 - 11/30/99

                                      Without                             With
                                       sales                              sales
                                      charge                             charge
-------------------------------------------------------------------------------
Class A                               $9,926                             $9,455
-------------------------------------------------------------------------------
Class B                               $9,854                             $9,379
-------------------------------------------------------------------------------
Class C                               $9,884                             $9,788
-------------------------------------------------------------------------------


CUMULATIVE TOTAL RETURNS AS OF 11/30/99

Share Class(1)            A                        B                       C
---------------------------------------------------------------------------------------
                w/o sales   with sales   w/o sales   with sales  w/o sales   with sales
                charge        charge      charge      charge       charge      charge
---------------------------------------------------------------------------------------
Life            (0.74)%       (5.45)%     (1.46)%    (6.21)%     (1.16)%       (2.12)%
---------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS AS OF 9/30/99

Share Class(1)            A                        B                       C
---------------------------------------------------------------------------------------
                w/o sales   with sales   w/o sales   with sales  w/o sales   with sales
                charge        charge      charge      charge       charge      charge
---------------------------------------------------------------------------------------
Life            (1.78)%      (6.45)%      (2.27)%      (7.03)%     (1.97)%      (2.92)%
---------------------------------------------------------------------------------------


(1)    Inception for all share classes is January 29, 1999.

Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% since inception for Class B shares and 1% for Class C shares. Performance for different class shares will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

COLONIAL COUNSELOR SELECT BALANCED PORTFOLIO

NET ASSET VALUE AS OF 11/30/99

Class A                           $10.33
----------------------------------------
Class B                           $10.33
----------------------------------------
Class C                           $10.34
----------------------------------------
Class Z                           $10.41
----------------------------------------

DISTRIBUTIONS DECLARED PER
SHARE FROM 1/29/99 - 11/30/99

Class A                           $0.158
----------------------------------------
Class B                           $0.113
----------------------------------------
Class C                           $0.113
----------------------------------------
Class Z (9/29/99 - 11/30/99)      $0.000
----------------------------------------

PORTFOLIO HOLDINGS AS OF
11/30/99

FIXED-INCOME
----------------------------------------
Colonial Intermediate
U.S. Government Fund              14.9%
----------------------------------------
Stein Roe Intermediate
Bond Fund                         14.9%
----------------------------------------
Crabbe Huson
Contrarian Income Fund             9.9%
----------------------------------------
Colonial Strategic
Income Fund                        4.9%
----------------------------------------

EQUITY
----------------------------------------
Stein Roe Growth
Stock Fund                        20.1%
----------------------------------------
Colonial Value Fund               19.8%
----------------------------------------
Colonial International
Horizons Fund                      7.6%
----------------------------------------
Colonial Small Cap
Value Fund                         4.8%
----------------------------------------
Newport Asia
Pacific Fund                       2.8%
----------------------------------------

Underlying funds are calculated as a percentage of the Portfolio's net assets. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

COLONIAL COUNSELOR SELECT BALANCED PORTFOLIO SEEKS A BALANCE OF LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME. IT INVESTS IN A MIX OF STOCK AND BOND MUTUAL FUNDS, INCLUDING FUNDS THAT INVEST IN LARGE- AND SMALL-COMPANY STOCKS AND INTERNATIONAL STOCKS, AS WELL AS U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS.

Class A shares of Colonial Counselor Select Balanced Portfolio generated a total return of 4.93%, without a sales charge, during the ten-month period ended November 30, 1999. This compares favorably with the Lehman Brothers Aggregate Bond Index, which returned negative 1.05% over the period. However, it fell short of the S&P 500 Index, a broad measure of U.S. common stock performance, which gained 9.72%. Keep in mind that approximately half of the Portfolio's assets are invested in stock mutual funds and half in bond mutual funds. As a result, neither index offers a complete or comparable measure of performance.

Positive performance from the Portfolio's investments in stock mutual funds helped offset negative returns among its fixed-income investments during the period. The balance between growth and value funds helped the Portfolio during the middle of the period as investors shifted their preference from growth to value. However, it hurt performance in the second half as growth stocks soared ahead. And although small company stocks did well in the last two months of the period, the rebound occurred primarily among small, speculative technology and Internet-related companies. A lack of exposure to this segment of the market hampered the Portfolio's performance.

We added an investment in Newport Asia Pacific Fund, which contributed to positive performance. That gave the Portfolio exposure to the stock markets of Asia and Japan, which staged a strong rebound during the year.

Looking ahead, we expect volatility to continue as concerns about the economy and inflation continue to plague the U.S. fixed-income markets and soaring valuations raise questions about the U.S. stock market. However, we believe the Portfolio's diversification among various asset classes, markets and investment styles should provide investors with the potential for attractive risk-adjusted returns.

PERFORMANCE INFORMATION

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 1/29/99 - 11/30/99

                                                         Lehman
                     Without             With           Brothers
                      Sales             Sales           Aggregate         S&P 500
                      Charge            Charge         Bond Index          Index
                      ------            ------         ----------          -----
1/31/99               10000              9425            10000             10000
2/28/99                9790              9227             9825              9762
3/31/99               10132              9549             9879             10169
4/30/99               10402              9804             9911             10581
5/31/99               10262              9672             9823             10036
6/30/99               10510              9906             9792             10427
7/31/99               10369              9773             9750             10737
8/31/99               10228              9640             9745             10777
9/30/99               10147              9564             9858             10886
10/31/99              10310              9717             9895             11294
11/30/99              10493              9890             9894             10972

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of U.S. bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

CUMULATIVE TOTAL RETURNS AS OF 11/30/99

Share Class(1)             A                        B                        C                 Z*
-----------------------------------------------------------------------------------------------------
                 w/o sales   with sales   w/o sales   with sales   w/o sales   with sales   w/o sales
                   charge      charge       charge      charge       charge      charge       charge
-----------------------------------------------------------------------------------------------------
Life                4.93%      (1.10)%       4.47%      (0.53)%       4.56%       3.56%        5.85%
-----------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS AS OF 9/30/99

Share Class(1)             A                        B                        C                  Z*
-----------------------------------------------------------------------------------------------------
                 w/o sales   with sales   w/o sales   with sales   w/o sales   with sales   w/o sales
                  charge       charge      charge       charge       charge      charge       charge
-----------------------------------------------------------------------------------------------------
Life               1.47%       (4.36)%      0.93%       (4.06)%       1.13%       0.13%         N/A
-----------------------------------------------------------------------------------------------------

(1) Inception for A, B and C share classes is January 29, 1999. Inception for Class Z shares is September 29, 1999.

*Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of a newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of newer class shares would have been higher.

Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% since inception for Class B shares and 1% for Class C shares. Performance for different class shares will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.


PERFORMANCE OF $10,000 INVESTMENT IN ALL SHARE CLASSES 1/29/99 - 11/30/99

                  Without         With
                   sales          sales
                  charge         charge
----------------------------------------
Class A           $10,493         $9,890
----------------------------------------
Class B           $10,447         $9,947
----------------------------------------
Class C           $10,456        $10,356
----------------------------------------
Class Z*          $10,585
----------------------------------------

COLONIAL COUNSELOR SELECT GROWTH PORTFOLIO

COLONIAL COUNSELOR SELECT GROWTH PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL. IT OFFERS THE HIGHEST RETURN AND RISK POTENTIAL OF THE COLONIAL COUNSELOR SELECT PORTFOLIOS. THE PORTFOLIO INVESTS PRIMARILY IN STOCK MUTUAL FUNDS, INCLUDING FUNDS THAT INVEST IN SMALL AND LARGE COMPANY STOCKS AND INTERNATIONAL STOCKS AS WELL AS U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS.

Class A shares of the Colonial Counselor Select Growth Portfolio returned 9.30%, without a sales charge, during the ten-month period ended November 30, 1999. This is comparable to the S&P 500 Index, a broad measure of U.S. stock market performance, which gained 9.72% over the same period. The performance was especially strong when you consider that 20% of the Portfolio's assets are invested in fixed-income mutual funds, which significantly underperformed the S&P 500 during the year.

A strong stock market in the U.S. and a rebound in key foreign markets helped the Portfolio deliver attractive returns. The strongest contributions to performance came from the Portfolio's investments in growth and international stocks. Although value investments made a strong showing in the middle of the year, growth stocks came roaring back, led by technology companies. Small-cap growth stocks also did well in the final months of the period. However, the Portfolio did not benefit because most gains were concentrated in small-company technology stocks, especially those associated with the Internet.

During the period, we sold the Portfolio's position in Newport Tiger Fund and replaced it with Newport Asia Pacific Fund, in order to gain exposure to the Japanese stock market. The move was well timed and captured much of the upswing that took place in Japan during the year.

Looking ahead, we expect volatility to continue as concerns about the economy, interest rates, inflation and valuations affect the U.S. stock market and political, currency and economic uncertainty affect stock markets abroad. However, we believe the Portfolio's diversification among various markets and investment styles should provide growth-oriented investors with the potential for capital appreciation.

NET ASSET VALUE AS OF 11/30/99

Class A                 $10.93
------------------------------
Class B                 $10.87
------------------------------
Class C                 $10.86
------------------------------
Class Z                 $10.94
------------------------------

PORTFOLIO HOLDINGS AS OF 11/30/99

FIXED-INCOME
----------------------------------
Colonial Strategic
Income Fund                  10.1%
----------------------------------
Stein Roe Intermediate
Bond Fund                    10.1%
----------------------------------

EQUITY
----------------------------------
Stein Roe Growth
Stock Fund                   25.2%
----------------------------------
Colonial
Value Fund                   24.9%
----------------------------------
Colonial International
Horizons Fund                15.2%
----------------------------------
Colonial Small Cap
Value Fund                    9.8%
----------------------------------
Newport Asia
Pacific Fund                  5.8%
----------------------------------

Underlying funds are calculated as a percentage of the Portfolio's net assets. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

PERFORMANCE INFORMATION

PERFORMANCE OF $10,000 INVESTMENT IN CLASS A SHARES 1/29/99 - 11/30/99

                               [PERFORMANCE GRAPH]

                  S&P 500     Without Sales  With Sales
                   Index        Charge         Charge
"1/31/99"          10000         10000          9425
"2/28/99"           9689          9750          9189
"3/31/99"          10077         10190          9604
"4/30/99"          10467         10659         10047
"5/31/99"          10220         10479          9877
"6/30/99"          10787         10919         10292
"7/31/99"          10450         10749         10131
"8/31/99"          10398         10540          9933
"9/30/99"          10113         10290          9698
"10/31/99"         10753         10620         10009
"11/30/99"         10972         10930         10302

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


CUMULATIVE TOTAL RETURNS AS OF 11/30/99

Share Class(1)       A                        B                        C                      Z*
---------------------------------------------------------------------------------------------------
            w/o sales  with sales   w/o sales   with sales   w/o sales   with sales      w/o sales
             charge      charge      charge       charge      charge       charge          charge

---------------------------------------------------------------------------------------------------
Life          9.30%       3.02%       8.70%        3.70%       8.60%        7.60%          9.61%
---------------------------------------------------------------------------------------------------



CUMULATIVE TOTAL RETURNS AS OF 9/30/99

Share Class(1)        A                      B                       C                    Z*
------------------------------------------------------------------------------------------------
            w/o sales  with sales  w/o sales  with sales   w/o sales  with sales      w/o sales
             charge      charge     charge      charge      charge      charge          charge

------------------------------------------------------------------------------------------------
Life          2.90%      (3.02)%     2.50%       (2.50)%     2.40%       1.40%            N/A
------------------------------------------------------------------------------------------------


(1) Inception for Class A, B and C shares is January 29, 1999. Inception for Class Z shares is September 29, 1999.

* Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of newer class shares would have been higher.

Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% since inception for Class B shares and 1% for Class C shares. Performance for different class shares will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

PERFORMANCE OF $10,000
INVESTMENT IN ALL SHARE
CLASSES 1/29/99 - 11/30/99

             Without    With
              sales     sales
             charge    charge
------------------------------
Class A     $10,930    $10,302
------------------------------
Class B     $10,870    $10,370
------------------------------
Class C     $10,860    $10,760
------------------------------
Class Z*    $10,961
------------------------------

INVESTMENT PORTFOLIO

November 30, 1999 (In thousands)


COLONIAL COUNSELOR SELECT INCOME PORTFOLIO (CCSIP)

MUTUAL FUNDS 99.5%                      SHARES        VALUE
------------------------------------------------------------
Colonial Intermediate U.S. Government
  Fund, Class Z                           492       $  3,107
Stein Roe Intermediate Bond Fund          305          2,590
Crabbe Huson Contrarian Income
  Fund, Class Z                           153          1,539
Colonial Strategic Income Fund, Class Z   156          1,031
Stein Roe Growth Stock Fund (a)            10            541
Colonial Utilities Fund, Class Z           23            523
Colonial Value Fund, Class Z               44            511
Crabbe Huson Real Estate Investment
  Fund, Class Z                            53            502
                                                     -------

TOTAL INVESTMENTS
  (cost of $10,577) (b)                               10,344
                                                     =======

OTHER ASSETS & LIABILITIES, NET - 0.5%                    52
                                                     =======

NET ASSETS - 100.0%                                  $10,396
                                                     =======


NOTES TO INVESTMENT PORTFOLIO

(a)  Non-income producing.

(b)  Cost for federal income tax purposes is $10,607.

COLONIAL COUNSELOR SELECT GROWTH PORTFOLIO (CCSGP)


MUTUAL FUNDS 101.1%                         SHARES    VALUE
------------------------------------------------------------
Stein Roe Growth Stock Fund (a)              117     $ 6,143
Colonial Value Fund, Class Z                 524       6,068
Colonial International Horizons Fund,
  Class Z (a)                                262       3,716
Stein Roe Intermediate Bond Fund             288       2,460
Colonial Strategic Income Fund, Class Z      371       2,452
Colonial Small Cap Value Fund, Class Z        81       2,396
Newport Asia Pacific Fund, Class Z (a)        54       1,422
                                                     -------

TOTAL INVESTMENTS
  (cost of $23,830) (b)                               24,657
                                                     =======

OTHER ASSETS & LIABILITIES, NET - (1.1)%                (276)
                                                     =======

NET ASSETS - 100.0%                                  $24,381
                                                     =======


NOTES TO INVESTMENT PORTFOLIO

(a)  Non-income producing.

(b)  Cost for federal income tax purposes is the same.


COLONIAL COUNSELOR SELECT BALANCED PORTFOLIO (CCSBP)


MUTUAL FUNDS 99.7%                      SHARES        VALUE
------------------------------------------------------------
Stein Roe Growth Stock Fund (a)           110       $  5,780
Colonial Value Fund, Class Z              494          5,712
Colonial Intermediate U.S. Government
  Fund, Class Z                           681          4,302
Stein Roe Intermediate Bond Fund          505          4,295
Crabbe Huson Contrarian Income
  Fund, Class Z                           282          2,843
Colonial International Horizons
  Fund, Class Z (a)                       153          2,174
Colonial Strategic Income Fund, Class Z   212          1,401
Colonial Small Cap Value Fund, Class Z     47          1,393
Newport Asia Pacific Fund, Class Z (a)     30            797
                                                     -------

TOTAL INVESTMENTS
  (cost of $28,296) (b)                               28,697
                                                     =======

OTHER ASSETS & LIABILITIES, NET - 0.3%                    95
                                                     =======

NET ASSETS - 100.0%                                  $28,792
                                                     =======

NOTES TO INVESTMENT PORTFOLIO

(a)  Non-income producing.

(b)  Cost for federal income tax purposes is $28,373.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1999
(In thousands except for per share amounts and footnotes)

                                                              CCSIP                  CCSBP                     CCSGP
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                             $      10,577          $       28,296            $       23,830
Appreciation (Depreciation)                                              (233)                    401                       827
                                                                -------------          --------------            --------------
Investments at value                                                   10,344                  28,697                    24,657
Cash                                                      $33                    $27                      $ --
Receivable for:
   Dividends                                                8                     14                         4
   Fund shares sold                                         1                     34                        69
   Expense reimbursement due from Advisor/Administrator    36                     44                        43
Other                                                      --              78      2              121       --              116
                                                          ---   -------------    ---   --------------     ----   --------------
   Total Assets                                                        10,422                  28,818                    24,773

LIABILITIES

Payable due to custodian bank                              --                     --                       377
Payable for:
   Distributions                                           11                     --                        --
   Fund shares repurchased                                  3                      6                         4
Other                                                      12                     20                        11
                                                          ---                    ---                      ----
   Total Liabilities                                                       26                      26                       342
                                                                -------------          --------------            --------------
NET ASSETS                                                      $      10,396          $       28,792            $       24,381
                                                                -------------          --------------            --------------
Net asset value & redemption price per share                            $9.51                  $10.33                    $10.93
                                                                -------------          --------------            --------------
  -- Class A (a)                                                  ($4,799/505)            ($8,789/851)              ($9,209/843)
Maximum offering price per share                                        $9.98                  $10.96                    $11.60
                                                                -------------          --------------            --------------
  -- Class A (b)                                                ($9.51/0.9525)         ($10.33/0.9425)           ($10.93/0.9425)
Net asset value & offering price per share                              $9.50                  $10.33                    $10.87
                                                                -------------          --------------            --------------
  -- Class B (a)                                                  ($3,144/331)         ($12,892/1,248)              ($8,706/801)
Net asset value & offering price per share                              $9.53                  $10.34                    $10.86
                                                                -------------          --------------            --------------
  -- Class C (a)                                                  ($2,453/257)            ($6,626/641)              ($5,859/539)
Net asset value, offering & redemption price per share                    N/A                  $10.41                    $10.94
                                                                -------------          --------------            --------------
  -- Class Z                                                              N/A                ($485/47)                 ($607/55)

COMPOSITION OF NET ASSETS

Capital paid in                                                 $      10,682          $       28,361            $       23,247
Undistributed net investment income                                        40                     174                       199
Accumulated net realized gain (loss)                                      (93)                   (144)                      108
Net unrealized appreciation (depreciation)                               (233)                    401                       827
                                                                -------------          --------------            --------------
                                                                $      10,396          $       28,792            $       24,381
                                                                =============          ==============            ==============



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENT OF OPERATIONS

For the Period Ended November 30, 1999 (a)
(In thousands)

                                                        CCSIP                     CCSBP                      CCSGP
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend                                                       $338                        $464                      $  228
Interest                                                          1                           3                           3
                                                               ----                        ----                      ------
                                                                339                         467                         231

EXPENSES
Management fee                                   $  1                         $1                        $ 1
Service fee-- Class A, Class B, Class C            15                         36                          33
Distribution fee-- Class B                         11                         38                          24
Distribution fee-- Class C                         10                         27                          31
Transfer agent fee                                  1                          3                           4
Bookkeeping fee                                     3                          3                           3
Custodian fee                                       2                          2                           3
Audit fee                                           8                          8                           8
Registration fee                                   73                         77                          80
Reports to shareholders fee                         1                          2                           1
Other                                               1                          1                           1
                                                 ----                        ---                        ----
Total Expenses                                    126                        198                         189


Fees and expenses waived or borne
  by the Advisor/Administrator                    (87)           39          (90)           108          (94)            95
                                                 ----          ----          ---           ----         ----         ------
    Net Investment Income                                       300                         359                         136
                                                               ----                        ----                      ------


NET REALIZED & UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss)                                        (93)                       (144)                        108
Net change in unrealized appreciation/depreciation             (233)                        401                         827
                                                               ----                        ----                      ------
    Net Gain (Loss)                                            (326)                        257                         935
                                                               ----                        ----                      ------
Increase (Decrease) in Net Assets from Operations              $(26)                       $616                      $1,071
                                                               ====                        ====                      ======

(a) The Funds commenced investment operations on January 29, 1999.










See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
 (in thousands)



                                                             Period Ended           Period Ended            Period Ended
                                                              November 30            November 30             November 30
---------------------------------------------------------------------------------------------------------------------------
                                                                CCSIP                 CCSBP                   CCSGP
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               1999(a)              1999(a)(b)              1999(a)(b)
Operations:
Net investment income                                          $   300               $   359                  $   136
Net realized gain (loss)                                           (93)                 (144)                     108
Net change in unrealized appreciation /depreciation               (233)                  401                      827
                                                               -------               -------                  -------
  Net Increase (Decrease) from Operations                          (26)                  616                    1,071
Distributions:
From net investment income -- Class A                             (173)                 (108)                      --
From net investment income -- Class B                              (71)                  (80)                      --
From net investment income -- Class C                              (67)                  (53)                      --
                                                               -------               -------                  -------
                                                                  (337)                  375                    1,071
                                                               -------               -------                  -------
Fund Share Transactions:
Receipts for shares sold -- Class A                              5,040                 9,348                    8,789
Value of distributions reinvested -- Class A                       126                   105                       --
Cost of shares repurchased -- Class A                             (200)                 (907)                     (69)
                                                               -------               -------                  -------
                                                                 4,966                 8,546                    8,720
                                                               -------               -------                  -------
Receipts for shares sold -- Class B                              3,249                13,362                    8,801
Value of distributions reinvested -- Class B                        62                    79                       --
Cost of shares repurchased -- Class B                              (82)                 (629)                    (285)
                                                               -------               -------                  -------
                                                                 3,229                12,812                    8,516
                                                               -------               -------                  -------
Receipts for shares sold -- Class C                              3,044                 7,953                    7,940
Value of distributions reinvested -- Class C                        56                    51                       --
Cost of shares repurchased -- Class C                             (562)               (1,409)                  (2,441)
                                                               -------               -------                  -------
                                                                 2,538                 6,595                    5,499
                                                               -------               -------                  -------
Receipts for shares sold -- Class Z                                 --                   468                      577
Cost of shares repurchased -- Class Z                               --                    (4)                      (2)
                                                               -------               -------                  -------
                                                                    --                   464                      575
                                                               -------               -------                  -------
Net Increase from Fund Share Transactions                       10,733                28,417                   23,310
                                                               -------               -------                  -------
    Total Increase                                              10,396                28,792                   24,381

NET ASSETS
Beginning of period                                                 --                    --                       --
                                                               -------               -------                  -------
End of period                                                  $10,396               $28,792                  $24,381
                                                               -------               -------                  -------
  Including undistributed net investment income                $    40               $   174                  $   199
                                                               -------               -------                  -------
NUMBER OF FUND SHARES
Sold -- Class A                                                    513                   930                      849
Issued for distributions reinvested -- Class A                      13                    10                       --
Repurchased -- Class A                                             (21)                  (89)                      (6)
                                                               -------               -------                  -------
                                                                   505                   851                      843
                                                               -------               -------                  -------
Sold -- Class B                                                    333                 1,302                      828
Issued for distributions reinvested -- Class B                       7                     8                       --
Repurchased -- Class B                                              (9)                  (62)                     (27)
                                                               -------               -------                  -------
                                                                   331                 1,248                      801
                                                               -------               -------                  -------
Sold -- Class C                                                    310                   773                      766
Issued for distributions reinvested -- Class C                       6                     5                       --
Repurchased -- Class C                                             (59)                 (137)                    (227)
                                                               -------               -------                  -------
                                                                   257                   641                      539
                                                               -------               -------                  -------
Sold -- Class Z                                                     --                    47                       55
Repurchased -- Class Z                                              --                   (c)                      (c)
                                                               -------               -------                  -------
                                                                    --                    47                       55
                                                               -------               -------                  -------

(a)  The Fund commenced investment operations on January 29, 1999.

(b)  Class Z shares were initially offered on September 29, 1999.

(c)  Rounds to less than one.

See notes to financial statements.                                           11

NOTES TO FINANCIAL STATEMENTS

November 30, 1999


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Counselor Select Portfolios (the Funds), each a series of Liberty Funds Trust IV (the Trust), formerly Colonial Trust IV, are diversified portfolios of Massachusetts business trusts, registered under the Investment Company Act of 1940, as amended, as open-end, management investment companies. The Colonial Counselor Select Income Portfolio (CCSIP) seeks current income. The Colonial Counselor Select Balanced Portfolio (CCSBP) seeks a balance of long-term growth of capital and current income. The Colonial Counselor Select Growth Portfolio (CCSGP) seeks long-term growth of capital.

The Funds seek to achieve their respective objectives by allocating their assets primarily among other mutual funds (Underlying Liberty Funds) distributed by Liberty Funds Distributor, Inc. (the Distributor) and managed by Colonial Management Associates, Inc. (the Administrator), Stein Roe & Farnham Incorporated, Newport Fund Management, Inc. and Crabbe Huson Group, Inc., each of which is an investment advisory affiliate of the Distributor.

The Funds may issue an unlimited number of shares. CCSIP offers three classes of shares: Class A, Class B and Class C. CCSBP and CCSGP offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Effective September 29, 1999, CCSBP and CCSGP began offering Class Z shares. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Funds' prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Shares of the Underlying Liberty Funds are valued at their net asset value as reported on each business day.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Other assets and securities for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflect the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period by the service fee applicable to Class A, Class B and Class C shares and distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INVESTMENT INCOME:

Income and capital gain distributions from the Underlying Liberty Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES:

Most expenses of the trust can be directly attributed to a fund. Expenses that cannot be directly attributed are apportioned between the Funds of the Trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Liberty Funds.

DISTRIBUTION TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

INVESTMENT RISK:

The Funds are subject to the investment risk associated with an investment in the Underlying Liberty Funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in

November 30, 1999


investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed foreign markets.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Liberty Asset Management Company (the Advisor), an affiliate of the Distributor, is the investment Advisor of the Funds and determines the asset allocation policies of each Fund and allocates and reallocates its assets among the Underlying Liberty Funds from time to time. For these services, each Fund pays the Advisor a monthly fee of 0.01% annually of each Fund's average net assets.

ADMINISTRATION FEE:

The Administrator, an affiliate of the Distributor, is the Administrator of the Funds and provides the Funds with administrative personnel and services, office space, and other services at the Administrator's expense, for a monthly fee equal to 0.0025% annually of each Fund's average net assets.

BOOKKEEPING FEE:

For each Fund, the Administrator provides bookkeeping and pricing services for a monthly fee equal to $3,600 annually plus 0.035% annually of each Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Distributor, provides shareholder services for a monthly fee equal to 0.0025% annually of each Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

The Distributor is the principal underwriter of each Fund. For the period ended November 30, 1999, each Fund has been advised that the Distributor retained net underwriting discounts on CCSIP, CCSBP and CCSGP of $22,834, $134 and $121, respectively, on sales of the Funds' Class A shares and received no contingent deferred sales charges (CDSC) on Class A share redemptions, and $616, $7, and $6 on Class B share redemptions, and $2,974, none and $1 on Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of their net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.05% annually of each Fund's average net assets.

OTHER:

The Funds pay no compensation to its officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

The Funds have an agreement with their custodian bank under which custodian fees were reduced by balance credits on CCSIP, CCSBP and CCSGP of $389, $631 and $464, respectively, during the period ended November 30, 1999. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the period ended November 30, 1999, purchases and sales of investments, other than short-term obligations were as follows:

                                   PURCHASES          SALES
-------------------------------------------------------------
CCSIP                            $13,225,725       $2,556,155
CCSBP                            $32,081,227       $3,640,234
CCSGP                            $24,791,956       $1,069,749

Unrealized appreciation (depreciation) at November 30, 1999 based on the cost of investments for federal income tax purposes was:

                                  CCSIP            CCSBP           CCSGP
----------------------------------------------------------------------------
Gross unrealized
  appreciation                  $  85,078      $ 1,022,597      $ 1,498,911
Gross unrealized
  depreciation                   (348,245)        (698,115)        (672,208)
                                ---------      -----------      -----------
Net unrealized appreciation
  (depreciation)                $(263,167)     $   324,482      $   826,703
                                =========      ===========      ===========

CAPITAL LOSS CARRYFORWARD:

At November 30, 1999, capital loss carry forwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                    YEAR OF       CAPITAL LOSS
                                  EXPIRATION      CARRYFORWARD
--------------------------------------------------------------
CCSIP                                2007            $65,000
CCSBP                                2007            $68,000

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


COLONIAL COUNSELOR SELECT INCOME PORTFOLIO


                                                                                           PERIOD ENDED NOVEMBER 30, 1999(b)
                                                                                          CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $10.000       $10.000        $10.000
                                                                                           -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                                                                 0.441         0.380          0.380
Net realized and unrealized loss                                                            (0.516)       (0.526)        (0.496)
                                                                                           -------       -------        -------
   Total from Investment Operations                                                         (0.075)       (0.146)        (0.116)
                                                                                           -------       -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                  (0.415)       (0.354)        (0.354)
                                                                                           -------       -------        -------
Net asset value-- End of period                                                            $ 9.510       $ 9.500        $ 9.530
                                                                                           =======        =======       =======
Total return (d)(e)(f)                                                                       (0.74)%       (1.46)%        (1.16)%
                                                                                           =======        =======       =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                                               0.30%         1.05%          1.05%
Net investment income (g)(h)                                                                  5.44%         4.69%          4.69%
Fees and expenses waived or borne by the Advisor/Administrator (g)(h)                         1.48%         1.48%          1.48%
Portfolio turnover (f)                                                                          34%           34%            34%
Net assets at end of period (000)                                                          $ 4,799        $3,144        $ 2,453

(a)  Net of fees and expenses waived or borne by the Advisor/
     Administrator which amounted to:                                                      $ 0.120        $ 0.120       $ 0.120

(b)  The Fund commenced investment operations on January 29, 1999.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

COLONIAL COUNSELOR SELECT BALANCED PORTFOLIO

------------------------------------------------------------------------------------------------------
                                                            PERIOD ENDED NOVEMBER 30, 1999(b)
                                                     CLASS A       CLASS B       CLASS C      CLASS Z(c)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.000     $  10.000      $ 10.000     $  9.980
                                                     --------     ---------      --------     --------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (a)(d)                            0.256         0.192         0.191        0.053
Net realized and unrealized gain                        0.232         0.251         0.262        0.377
                                                     --------     ---------      --------     --------
   Total from Investment Operations                     0.488         0.443         0.453        0.430
                                                     --------     ---------      --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.158)       (0.113)       (0.113)        --
                                                     --------     ---------      --------     --------
NET ASSET VALUE, END OF PERIOD                       $ 10.330     $  10.330      $ 10.340     $ 10.410
                                                     ========     =========      ========     ========
Total return (e)(f)(g)                                   4.93%         4.47%         4.56%        4.31%
                                                     ========     =========      ========     ========
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                                          0.30%         1.05%         1.05%        0.05%
Net investment income (h)(i)                             2.98%         2.23%         2.23%        2.94%
Fees and expenses waived or borne by the
   Advisor/Administrator (h)(i)                          0.63%         0.63%         0.63%        1.10%
Portfolio turnover (g)                                     20%           20%           20%          20%
Net assets at end of period (000)                    $  8,789     $  12,892      $  6,626     $    485
(a) Net of fees and expenses waived or borne by
     the Advisor/Administrator which amounted to:    $  0.055     $   0.055      $  0.055     $  0.020


(b)  The Fund commenced investment operations on January 29, 1999.

(c) Class Z shares were initially offered on September 29, 1999. Per share amounts reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i)  Annualized.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


COLONIAL COUNSELOR SELECT GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              PERIOD ENDED NOVEMBER 30, 1999(b)
                                                                                         CLASS A    CLASS B    CLASS C    CLASS Z(c)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.000    $10.000    $10.000    $  9.98
                                                                                         -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(d)                                                               0.132      0.067      0.067      0.029
Net realized and unrealized gain                                                           0.798      0.803      0.793      0.931
                                                                                         -------    -------    -------    -------
   Total from Investment Operations                                                        0.930      0.870      0.860      0.960
                                                                                         -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD                                                           $10.930    $10.870    $10.860    $10.940
                                                                                         =======    =======    =======    =======
Total return (e)(f)(g)                                                                      9.30%      8.70%      8.60%      9.62%
                                                                                         =======    =======    =======    =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                                                                             0.30%      1.05%      1.05%      0.05%
Net investment income (h)(i)                                                                1.49%      0.74%      0.74%      1.55%
Fees and expenses waived or borne by the Advisor/Administrator (h)(i)                       0.73%      0.73%      0.73%      1.33%
Portfolio turnover (g)                                                                         7%         7%         7%         7%
Net assets at end of period (000)                                                        $ 9,209    $ 8,706    $ 5,859    $   607
(a) Net of fees and expenses waived or borne by the Advisor/Administrator
       which amounted to:                                                                $ 0.065    $ 0.065    $ 0.065    $ 0.024

(b) The Fund commenced investment operations on January 29, 1999.

(c) The Z shares commenced operations on September 29, 1999. Per share amounts reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i) Annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV AND THE SHAREHOLDERS OF:
COLONIAL COUNSELOR SELECT INCOME PORTFOLIO
COLONIAL COUNSELOR SELECT BALANCED PORTFOLIO
COLONIAL COUNSELOR SELECT GROWTH PORTFOLIO

We have audited the accompanying statements of assets and liabilities of the Colonial Counselor Select Income Portfolio, Colonial Counselor Select Balanced Portfolio, and Colonial Counselor Select Growth Portfolio, three of the series of Liberty Funds Trust IV (the "Trust"), including the investment portfolios, as of November 30, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from January 29, 1999 (commencement of operations) to November 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1999 by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned series of Liberty Funds Trust IV at November 30, 1999, the results of their operations, the changes in their net assets, and the financial highlights for the period from January 29, 1999 (commencement of operations) to November 30, 1999 in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Boston, Massachusetts
January 11, 2000

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
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
TRUSTEES & TRANSFER AGENT


ROBERT J. BIRNBAUM

Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY

Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER

Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

THOMAS E. STITZEL

Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN

Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Counselor Select Portfolios is:

Liberty Funds Distributor, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Counselor Select Portfolios. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Portfolios and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

                                    LIBERTY
                                    -------
                                     FUNDS

ALL-STAR         INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL         FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE HUSON     A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.

NEWPORT          A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE
ADVISOR          GROWTH STYLE EQUITY INVESTING.

[KEYPORT LOGO]   A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

COLONIAL COUNSELOR SELECT PORTFOLIOS(SM) ANNUAL REPORT

[LIBERTY FUNDS LOGO AND LETTERHEAD]

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